Segment Reporting (Details) $ in Thousands			3 Months Ended								12 Months Ended
	Jun. 24, 2015 segment	Jun. 23, 2015 segment	Mar. 04, 2017 USD ($)	Nov. 26, 2016 USD ($)	Aug. 27, 2016 USD ($)	May 28, 2016 USD ($)	Feb. 27, 2016 USD ($)	Nov. 28, 2015 USD ($)	Aug. 29, 2015 USD ($)	May 30, 2015 USD ($)	Mar. 04, 2017 USD ($) segment	Feb. 27, 2016 USD ($)	Feb. 28, 2015 USD ($)
Segment Reporting
Number of reportable segments | segment	2	1									2
Revenues			$ 5,903,385	$ 5,669,111	$ 5,629,559	$ 5,725,485	$ 5,775,276	$ 5,660,635	$ 5,169,082	$ 4,165,244	$ 22,927,540	$ 20,770,237	$ 16,558,195
Gross Profit											5,064,707	4,991,979	4,719,410
Adjusted EBITDA											740,051	849,267	748,535
Intersegment eliminations reduced for revenue between the company and disposal group											10,050,049	10,045,543	9,970,182
Retail Pharmacy
Segment Reporting
Revenues											16,766,620	16,820,388	16,558,195
Pharmacy Services
Segment Reporting
Revenues											6,393,884	4,103,513
Operating segments | Retail Pharmacy
Segment Reporting
Revenues											16,766,620	16,820,388	16,558,195
Gross Profit											4,671,975	4,761,153	4,719,410
Adjusted EBITDA											551,816	747,910	$ 748,535
Operating segments | Pharmacy Services
Segment Reporting
Revenues											6,393,884	4,103,513
Gross Profit											392,732	230,826
Adjusted EBITDA											188,235	101,357
Intersegment elimination
Segment Reporting
Revenues											(232,964)	(153,664)
Intersegment eliminations reduced for revenue between the company and disposal group											$ 132,516	$ 79,123